RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance International Ltd., Seadrill Limited, Seatankers Management Norge AS and Seatankers Management Co. Ltd (together "Seatankers Management"), Golden Ocean Group Limited, Arcadia Petroleum Limited, Solstad Farstad ASA, Archer Limited, North Atlantic Drilling Ltd, Flex LNG Ltd, Avance Gas Holdings Ltd and Sterna Finance Limited. In June 2018 we entered into an MOA to acquire a 20% ownership interest in FMSI and the transaction completed in the third quarter of 2018, as such FMSI became a related party.

Ship Finance Transactions
As of June 30, 2019, the Company held three vessels under finance leases, all of which are leased from Ship Finance. The remaining periods on these leases at June 30, 2019 range from approximately six to eight years.

A summary of leasing transactions with Ship Finance in the six months ended June 30, 2019 and June 30, 2018 are as follows;

(in thousands of $)	2019	2018
Charter hire payable (principal and interest)	5,913	29,660
Lease interest expense	3,552	10,069
Contingent rental income	(2,555)	(13,145)
Remaining lease obligation	93,322	259,117

The sum of $21.0 million in relation to Promissory notes payable to Ship Finance, following the termination of the leases on Front Circassia, Front Page, Front Stratus, Front Serenade and Front Ariake is included within debt. The Company repaid $0.9 million in the six months ended June 30, 2019 and was charged $0.8 million (six months ended June 30, 2018: nil) in the six months ended June 30, 2019 for interest expense in relation to these notes.

Contingent rental income in 2019 is due to the fact that the actual profit share expense earned by by Ship Finance in the six months ended June 30, 2019 of $1.5 million (six months ended June 30, 2018: nil) was $2.6 million (six months ended June 30, 2018: $13.1 million) less than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the Merger.

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. The Company recognized income of $0.2 million in the six months ended June 30, 2019 in relation to this pooling arrangement (six months ended June 30, 2018: loss of $0.4 million).

Seatankers Transactions
The Company entered into a Services Agreement with Seatankers Management, effective January 1, 2016, and was charged $0.3 million in the six months ended June 30, 2019 (June 30, 2018: $0.6 million) for the provision of advisory and other support services.

FMSI Transactions
In the six months ended June 30, 2019 the Company paid or accrued amounts totaling $3.6 million due to FMSI in relation to the installation of EGCS on its owned and leased vessels.

In January 2019, FMSI repaid $3.0 million of a $6.0 million interest free loan extended by the Company to FMSI in 2018.

As of June 30, 2019, the Company has committed to the installation of EGCS with FMSI on 16 vessels owned by the Company, with a financial commitment of $12.1 million, excluding installation costs. The Company has also agreed with Ship Finance to share the cost of installation of EGCS with FMSI equally on two VLCCs chartered from Ship Finance. The Company's remaining commitment on these vessels is $0.5 million.

Transactions with other affiliates of Hemen
The Company repaid $66.0 million in the six months ended June 30, 2019 from its senior unsecured revolving credit facility of up to $275.0 million with an affiliate of Hemen Holding Ltd. The Company recognized interest expense of $5.1 million in the six months ended June 30, 2019 (six months ended June 30, 2018: $3.7 million). The Credit Facility is repayable in November 2020 and $155.0 million remains available and undrawn as at June 30, 2019.

A summary of net amounts earned from related parties in the six months ended June 30, 2019 and June 30, 2018 are as follows:

(in thousands of $)	2019	2018
Seatankers Management Co. Ltd	8,626	2,852
Ship Finance International Limited	1,710	727
Golden Ocean Group Limited	3,448	3,587
Flex LNG Ltd	510	1,478
Seatankers Management Norge AS	—	(938)
Seadrill Limited	239	139
Archer Limited	193	149
Deep Sea Supply Plc	25	8
North Atlantic Drilling Ltd	—	19
Northern Drilling Ltd	58	63
Avance Gas Holdings Ltd	87	—

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and corporate and administrative services income. Amounts paid to related parties comprise primarily rental for office space and the provision of other administrative services.

Related party balances
A summary of balances due from related parties at June 30, 2019 and December 31, 2018 is as follows:

(in thousands of $)	2019	2018
Ship Finance International Limited	599	1,653
Seatankers Management Co. Ltd	6,398	2,657
Archer Ltd	128	173
VLCC Chartering Limited	83	81
Golden Ocean Group Limited	2,311	2,370
Seadrill Limited	448	538
Flex LNG	370	210
Deep Sea Supply Plc	66	68
North Atlantic Drilling Limited	116	116
Other related parties	177	29
	10,696	7,895

A summary of balances due to related parties at June 30, 2019 and December 31, 2018 is as follows:

(in thousands of $)	2019	2018
Ship Finance International Limited	8,781	8,886
Seatankers Management Co. Ltd	3,151	3,236
Flex LNG	1,220	1,058
Golden Ocean Group Limited	4,768	5,558
	17,920	18,738

See also Note 11 and Note 14 for details regarding related party transactions and balances.